COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating lease commitments
Rental expenses	$ 16,067	¥ 104,078	¥ 84,862	¥ 90,085
2016	16,989				¥ 110,048
2017	14,281				92,512
2018	8,214				53,211
2019	4,868				31,537
2020	2,775				17,973
Thereafter	3,709				24,023
Total	50,836				329,304
Capital commitments
2016	1,156				7,491
Capital commitments under non-cancelable construction contracts	1,156				7,491
Unconditional purchase obligations commitments
2016	496				3,208
2017	2,264				14,667
2018	2,547				16,500
2019	2,547				16,500
2020	2,335				15,125
Total	$ 10,189				¥ 66,000